Leases (Details) - Schedule of Right-of-Use Assets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right-of-Use Assets [Abstract]
Balance beginning	€ 94,106	€ 55,730
Additions	19,353	109,506
Termination		(34,777)
Depreciation	(58,524)	(36,353)
Balance ending	€ 54,935	€ 94,106